Segment, Geographic and Other Revenue Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	[1]	$ 52,824	$ 48,851	$ 49,605
Earnings	[1],[2]	8,351	8,965	12,240
Depreciation and Amortization	[3]	5,757	5,157	5,537
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		52,824	48,851	49,406
Earnings	[2]	28,752	27,295	28,763
Depreciation and Amortization	[3]	1,183	998	1,012
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[4]	0	0	0
Earnings	[2],[4]	(3,184)	(3,091)	(3,151)
Depreciation and Amortization	[3],[4]	86	77	74
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(5,326)	(5,430)	(5,200)
Depreciation and Amortization	[3],[5]	356	354	384
Innovative Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	[6]	29,197	26,758	24,005
Earnings	[2],[6]	15,854	14,581	12,743
Depreciation and Amortization	[3],[6]	583	552	522
Essential Health Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	[7]	23,627	22,094	25,401
Earnings	[2],[7]	12,898	12,714	16,020
Depreciation and Amortization	[3],[7]	600	446	490
Purchase Accounting Adjustments [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(4,185)	(3,953)	(3,641)
Depreciation and Amortization	[3],[5]	3,890	3,573	3,782
Acquisition-Related Costs [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(785)	(894)	(183)
Depreciation and Amortization	[3],[5]	7	75	53
Certain Significant Items [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[8]	0	0	198
Earnings	[2],[8]	(5,888)	(4,321)	(3,749)
Depreciation and Amortization	[3],[8]	200	48	207
Other Unallocated [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	[5]	0	0	0
Earnings	[2],[5]	(1,032)	(642)	(601)
Depreciation and Amortization	[3],[5]	$ 35	$ 33	$ 24

[1]	Amounts may not add due to rounding.
[2]	Income from continuing operations before provision for taxes on income.
[3]	Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.
[4]	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.
[5]	For a description, see the “Other Costs and Business Activities” section above.
[6]	On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations and IH’s operating results for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. Additionally, in connection with the formation in early 2016 of the GPD organization, effective in the second quarter of 2016, certain development-related functions transferred from IH to GPD. We have reclassified approximately $76 million of costs in the first quarter of 2016, $318 million of costs in 2015 and $271 million of costs in 2014 from IH to GPD to conform to the presentation as part of GPD in 2016.
[7]	On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations and EH’s operating results include legacy Hospira commercial operations, including the legacy Hospira One-2-One contract manufacturing business. In accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira International operations. See Note 2A for additional information. Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015. We have reclassified prior period PCS operating results ($506 million of PCS revenues and $96 million of PCS earnings in 2015, which in 2015 includes revenues and expenses related to our manufacturing and supply agreements with Zoetis, and $253 million of PCS revenues and $69 million of PCS earnings in 2014) to conform to the current period presentation as part of EH. As noted above, in connection with the formation in 2016 of a new EH R&D organization, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. We have reclassified approximately $274 million of costs in 2015 and $281 million of costs in 2014 from WRD to EH to conform to the current period presentation as part of EH.
[8]	Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. For Revenues in 2014, certain significant items primarily represent revenues related to our manufacturing and supply agreements with Zoetis.For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million and (vi) other charges of $509 million. For additional information, see Note 2B, Note 3 and Note 4.For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.For Earnings in 2014, certain significant items includes: (i) charges for certain legal matters of $999 million, (ii) certain asset impairments of $440 million, (iii) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (v) an upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vi) charges for business and legal entity alignment of $168 million and (vii) other charges of $165 million. For additional information, see Note 2D, Note 3 and Note 4.